SUMMARY OF EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss per share, basic and diluted	$ (2.44)	$ (0.28)	[1]
Net Loss	$ (55,251,547)	$ (4,489,198)	[1]
Non-Controlling Interest	(206,021)	(173,959)	[1]
Loss Attributed to Ordinary Shareholders	$ (55,045,526)	$ (4,315,239)	[1]
Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	16,155,812	16,155,812
Issued in current Year	11,549,415
Issued at the end of the year	27,705,227	16,155,812
Weighted Average	22,634,366	16,155,812	[1]
Diluted earnings (loss) per share:
Share Options and RSUs	1,511,664	7,138,140

[1]	Restatement details in Note 2